Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2065 Fund

December 31, 2019

AFF65-QTLY-0220
1.9895825.100

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	14,847	$210,380
Fidelity Advisor Series Growth Opportunities Fund (a)	10,705	138,629
Fidelity Advisor Series Small Cap Fund (a)	8,831	102,355
Fidelity Series All-Sector Equity Fund (a)	9,324	96,687
Fidelity Series Commodity Strategy Fund (a)	26,289	125,135
Fidelity Series Large Cap Stock Fund (a)	23,236	368,063
Fidelity Series Large Cap Value Index Fund (a)	3,016	39,787
Fidelity Series Opportunistic Insights Fund (a)	10,853	196,433
Fidelity Series Small Cap Opportunities Fund (a)	9,275	129,849
Fidelity Series Stock Selector Large Cap Value Fund (a)	18,836	239,589
Fidelity Series Value Discovery Fund (a)	17,422	236,768
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,876,801)		1,883,675

International Equity Funds - 39.9%
Fidelity Series Canada Fund (a)	4,563	51,519
Fidelity Series Emerging Markets Fund (a)	4,652	45,405
Fidelity Series Emerging Markets Opportunities Fund (a)	19,781	408,073
Fidelity Series International Growth Fund (a)	18,929	331,628
Fidelity Series International Small Cap Fund (a)	4,879	84,457
Fidelity Series International Value Fund (a)	33,457	331,224
Fidelity Series Overseas Fund (a)	15,873	171,109
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,373,029)		1,423,415

Bond Funds - 6.5%
Fidelity Series Emerging Markets Debt Fund (a)	2,388	22,922
Fidelity Series Floating Rate High Income Fund (a)	532	4,951
Fidelity Series High Income Fund (a)	2,693	25,830
Fidelity Series Inflation-Protected Bond Index Fund (a)	7,126	71,613
Fidelity Series International Credit Fund (a)	139	1,404
Fidelity Series Long-Term Treasury Bond Index Fund (a)	10,227	90,101
Fidelity Series Real Estate Income Fund (a)	1,457	16,212
TOTAL BOND FUNDS
(Cost $238,661)		233,033

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.58% (b)	197	197
Fidelity Series Government Money Market Fund 1.65% (a)(c)	23,766	23,766
Fidelity Series Short-Term Credit Fund (a)	591	5,961
TOTAL SHORT-TERM FUNDS
(Cost $29,917)		29,924
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,518,408)		3,570,047
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,122)
NET ASSETS - 100%		$3,567,925

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$199
Total	$199

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$--	$232,131	$13,971	$21,959	$(328)	$(7,452)	$210,380
Fidelity Advisor Series Growth Opportunities Fund	--	163,633	8,381	26,880	(268)	(16,355)	138,629
Fidelity Advisor Series Small Cap Fund	--	106,078	6,418	2,564	16	2,679	102,355
Fidelity Series All-Sector Equity Fund	--	100,812	5,159	5,498	(26)	1,060	96,687
Fidelity Series Canada Fund	--	50,702	156	696	(1)	974	51,519
Fidelity Series Commodity Strategy Fund	--	123,159	186	905	(3)	2,165	125,135
Fidelity Series Emerging Markets Debt Fund	--	22,801	37	282	(1)	159	22,922
Fidelity Series Emerging Markets Fund	--	44,405	99	775	(3)	1,102	45,405
Fidelity Series Emerging Markets Opportunities Fund	--	386,970	730	7,762	(14)	21,847	408,073
Fidelity Series Floating Rate High Income Fund	--	4,937	8	65	--	22	4,951
Fidelity Series Government Money Market Fund 1.65%	--	31,145	7,379	122	--	--	23,766
Fidelity Series High Income Fund	--	25,650	40	388	--	220	25,830
Fidelity Series Inflation-Protected Bond Index Fund	--	72,008	92	742	(1)	(302)	71,613
Fidelity Series International Credit Fund	--	1,446	3	55	--	(39)	1,404
Fidelity Series International Growth Fund	--	323,902	4,116	9,268	(3)	11,845	331,628
Fidelity Series International Small Cap Fund	--	82,756	1,211	2,787	(7)	2,919	84,457
Fidelity Series International Value Fund	--	327,787	984	10,277	(15)	4,436	331,224
Fidelity Series Investment Grade Bond Fund	--	9,081	9,228	58	147	--	--
Fidelity Series Large Cap Stock Fund	--	368,486	14,711	11,422	(196)	14,484	368,063
Fidelity Series Large Cap Value Index Fund	--	41,258	1,677	1,875	10	196	39,787
Fidelity Series Long-Term Treasury Bond Index Fund	--	105,587	9,962	5,107	101	(5,625)	90,101
Fidelity Series Opportunistic Insights Fund	--	208,563	9,043	12,700	(80)	(3,007)	196,433
Fidelity Series Overseas Fund	--	164,011	164	447	(2)	7,264	171,109
Fidelity Series Real Estate Income Fund	--	16,299	25	406	--	(62)	16,212
Fidelity Series Short-Term Credit Fund	--	7,716	1,763	44	1	7	5,961
Fidelity Series Small Cap Opportunities Fund	--	129,651	3,228	3,078	(73)	3,499	129,849
Fidelity Series Stock Selector Large Cap Value Fund	--	244,845	8,342	9,072	25	3,061	239,589
Fidelity Series Value Discovery Fund	--	239,836	9,651	7,130	41	6,542	236,768
	$--	$3,635,655	$116,764	$142,364	$(680)	$51,639	$3,569,850

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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